Fair Value Measurements (Details) - EBP 004 - USD ($)	Jan. 31, 2026	Jan. 31, 2025
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 211,353,868	$ 171,519,699
Walmart Inc. equity securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	24,235,146	20,761,449
Cash equivalent
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,075,935	683,595
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	186,042,787	150,074,655
Level 1 | Walmart Inc. equity securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	24,235,146	20,761,449
Level 1 | Cash equivalent
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,075,935	683,595
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 186,042,787	$ 150,074,655